Borrowings (Tables)	12 Months Ended
Mar. 31, 2023
Subordinated Borrowings [Abstract]
Schedule of short-term borrowings
	As of March 31,
	2023	2022

Short-term loans from related parties	$94,647	$-
Short-term loans from third-party individuals	72,806	-
Total short-term borrowings	$167,453	$-

Schedule of bank loans
	As of March 31,
	2023	2022
Car loans
Current portion	$7,863	$11,404
Non-current portion	30,495	-
Total car loans	$38,358	$11,404
	As of March 31,
	2023	2022
Bank loans
Current portion	$-	$-
Non-current portion	87,367	-
Total long-term bank loans	$87,367	$-

Schedule of future loan payments
	RMB	USD

One year	1,204,000	$175,316
Two years	54,000	7,863
Three years	654,000	95,230
Four years	54,000	7,863
Five years and thereafter	47,430	6,553
Total payment	2,013,430	$293,178